--------------------------------------------------------------------------------

Dear Participation Holder:

    Fifty-Fourth Consecutive Dividend Year-We are pleased to report a distribution of $0.28 per participation from net investment income for the year ended December 31, 1995. In addition, we are able to report distributions per participation of $0.03 from realized security gains and $0.53 from return of capital. For the year ended December 31, 1995, the Trust had a total return of 39.21%*, as compared to the unmanaged Standard & Poor's 500 Composite Stock Price Index which had a total return of 37.53% and the unmanaged Dow Jones Industrial Average (with dividends reinvested) which was up 33.45%.

    The Trust benefited from the strong rally in blue chip and multinational companies. Its portfolio includes one of the largest investment company positions in A T & T. That company's decision to split into three entities had a significant positive effect on the value of its shares and on the Trust. The Trust also derived good value from the acquisition of Santa Fe Pacific Corp. by Burlington Northern and the Sponsor's decision to retain the merged company, Burlington Northern Santa Fe. Other portfolio securities with strong price growth were Columbia Gas Systems, Inc., Eastman Kodak Co., and Sears Roebuck & Co.
    Although many of the same conditions that drove stock prices higher in 1995 still exist, there are several reasons for caution. While investors have become complacent with regard to inflation, prices for energy and many important agricultural commodities are rising and it is possible that, with tight labor markets in several areas, labor may begin to garner a greater share of corporate profits by way of wage increases. These could force consumer prices higher, and with expectations low, any uptick in inflation will likely be taken negatively by the financial markets. Another concern is that expectations for corporate profit growth appear too high. Analysts are estimating another 15% increase in unmanaged Standard and Poor's 500 Stock Price Index earnings in 1996 on top of the 20% plus gains registered in recent years. With profit margins already at or near peak levels, and slow economic growth expected in the U.S. and for many of our trading partners, these estimates appear optimistic. Reduced earnings expectations could prove unsettling to stock prices. Lastly, as this is being written, Congress and the President have yet to agree on a budget, balanced or otherwise. If the budget stalemate persists, optimism on a major shift toward fiscal responsibility in Washington may be tested. Any of these concerns may prove to be the catalyst for the long overdue correction in stock prices.

    In general however, stocks do not appear to be overvalued, and the outlook for continued economic growth, with subdued levels of interest rates and inflation still provides a positive framework for ultimately higher stock market levels.

                                       Sincerely,





                                       ROBERT M. DEMICHELE
                                       Chairman of the Board
                                       Lexington Management Corporation

                                       January, 1996




*39.21%, 16.28% and 15.00% are the one, five and ten year average annual standard total returns, respectively, for the period ended December 31, 1995. Investment return and principal value of an investment will fluctuate so that an investor's participations when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

--------------------------------------------------------------------------------


            If you had invested $10,000 55 years ago...

            ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
            With Income Dividends and Capital Gains Distributions Reinvested


The table on the following page covers the period from March 16, 1941 to December 31, 1995. This period was one of generally rising common stock prices. The results shown should not be considered as a representation of the dividends and other distributions which may be realized from an investment made in the Trust today. A program of the type illustrated does not assure a profit or protect against depreciation in declining markets.

Long-term investments in industry, such as Lexington Corporate Leaders Trust Fund, tend to move with the basic inflationary trend and offer your dollars an opportunity to grow.

LEXINGTON CORPORATE LEADERS TRUST FUND
--------------------------------------------------------------------------------
The cumulative cost figure represents the initial investment of $10,000 plus the cumulative amount of dividends reinvested. Dividends and other distributions were assumed to have been reinvested in additional participations at the reinvestment price. The value of participations "Initially Acquired" includes the value of additional participations created as a result of the reinvestment of that portion of the semi-annual distributions representing "A Return of Capital" (the proceeds from securities sold representing the cost of securities sold, and other principal transactions). No adjustment has been made for any income taxes payable by Holders on dividends or other distributions reinvested in additional participations. The dollar amount of distributions from realized gains (determined at the Trust level) reinvested in additional participations were: 1941-None; 1942-None; 1943-None; 1944-$3; 1945-$450; 1946-None; 1947-$44;
1948-$338;  1949-None;  1950-$283;  1951-$796;  1952-$185;  1953-$10; 1954-$812;
1955-$474;   1956-$4,347;   1957-$48;   1958-$17;   1959-$3,032;    1960-$2,371;
1961-$2,118;  1962-$2,749;  1963-$735;  1964-$3,138;  1965-$9,035;  1966-$1,077;
1967-$48;   1968-$4,121;   1969-$102;   1970-$644;   1971-$1,862;   1972-$2,300;
1973-None; 1974-None; 1975-None; 1976-$5,071; 1977-$4,161; 1978-None; 1979-None;
1980-$5,182;  1981-$31,473; 1982-None; 1983-$18,602;  1984-$8,258; 1985-$39,496;
1986-$64,138;   1987-$69,182;    1988-$49,350;   1989-$99,410;    1990-$148,727;
1991-$39,773;    1992-$52,819;   1993-$46,262;    1994-$160,296;    1995-$7,696;
Total-$891,035.
--------------------------------------------------------------------------------

                                                                 VALUE OF PARTICIPATIONS
                     Cumulative                ---------------------------------------------------------------
                       Cost of
                      Partici-                              Purchased
                       pations                             Through Rein-               Purchased
          Amounts of  Purchased   Cumulative                vestment of                 Through
           Divideds    Through      Cost                   Distributions              Reinvestment                Number
 Year     Reinvested  Reinvest-   Including                from Realized                  of           Net          of
 Ended      Semi-      ment of    Reinvested    Initially     Gains                    Dividends      Asset       Partici-
Dec. 31    Annually   Dividends   Dividends      Aquired   (Cumulative)   Sub-Total   (Cumulative)    Value       pations
----------------------------------------------------------------------------------------------------------------------------

 1941*       -           -         $ 10,000     $  8,799        -        $  8,799          -         $  8,799         566
 1942        -           -           10,000        9,613        -           9,613          -            9,613         584
 1943      $  190      $  190        10,190       10,809        -          10,809       $   188        10,997         601
 1944         192         382        10,382       11,983     $     3       11,986           402        12,388         620
 1945         215         597        10,597       14,709         464       15,173           682        15,855         693
 1946         187         784        10,784       13,961         430       14,391           816        15,207         716
 1947         370       1,154        11,154       14,639         447       15,086         1,141        16,227         824
 1948         513       1,668        11,668       14,840         718       15,558         1,480        17,038         989
 1949         509       2,177        12,177       17,113         701       17,814         1,968        19,782       1,176
 1950         804       2,980        12,980       19,871         994       20,865         2,779        23,644       1,392
 1951       1,012       3,992        13,992       21,659       1,756       23,415         3,674        27,089       1,652
 1952       1,054       5,046        15,046       24,356       2,016       26,372         4,901        31,273       1,845
 1953       1,217       6,263        16,263       24,849       2,030       26,879         6,149        33,028       1,945
 1954       1,378       7,641        17,641       33,779       3,476       37,255         9,475        46,730       2,117
 1955       1,599       9,240        19,240       39,164       4,398       43,562        12,349        55,911       2,243
 1956       1,790      11,030        21,030       38,511       7,051       45,562        10,475        56,037       3,123
 1957       1,910      12,940        22,940       36,268       6,574       42,842        11,496        54,338       3,269
 1958       2,134      15,075        25,075       48,925       8,778       57,703        17,710        75,413       3,406
 1959       2,184      17,258        27,258       55,426      11,821       67,247        19,992        87,239       3,906
 1960       2,416      19,674        29,674       55,782      12,653       68,435        19,772        88,207       4,562
 1961       2,697      22,371        32,371       67,126      16,993       84,119        25,757       109,876       4,881
 1962       2,926      25,296        35,296       62,396      17,033       79,429        24,446       103,875       5,541
 1963       3,243      28,540        38,540       71,467      19,863       91,330        30,711       122,041       5,803
 1964       3,553      32,093        42,093       83,001      24,049      107,050        35,865       142,915       6,452
 1965       3,855      35,948        45,948       92,523      30,246      122,769        35,623       158,392       8,066
 1966       4,571      40,519        50,519       74,713      24,491       99,204        31,774       130,978       8,606
 1967       5,060      45,579        55,579       83,121      27,090      110,211        40,165       150,376       8,948
 1968       5,573      51,153        61,153       89,160      32,157      121,317        46,879       168,196       9,710
 1969       5,915      57,068        67,068       75,017      26,979      101,996        44,536       146,532      10,115
 1970       6,009      63,077        73,077       82,621      28,564      111,185        52,500       163,685      10,957
 1971       6,190      69,267        79,267       93,454      32,126      125,580        61,694       187,274      11,856
 1972       6,585      75,852        85,852      108,913      38,484      147,397        75,949       223,346      12,605
 1973       7,371      83,223        93,223       93,151      32,729      125,880        71,868       197,748      13,123
 1974       8,196      91,419       101,419       68,448      22,864       91,312        57,376       148,688      14,124
 1975       9,139     100,557       110,557       91,498      30,474      121,972        85,413       207,385      14,781
 1976       9,666     110,223       120,223      115,461      37,963      153,424       101,306       254,730      16,914
 1977      11,237     121,460       131,460      108,466      35,919      144,385        96,397       240,782      18,898
 1978      13,283     134,743       144,743      110,210      34,687      144,897       105,738       250,635      20,370
 1979      15,804     150,547       160,547      139,110      34,774      173,884       121,307       295,191      23,931
 1980      19,369     169,916       179,916      173,026      47,488      220,514       165,362       385,876      26,181
 1981      21,822     191,738       201,738      163,070      62,645      225,715       140,698       366,413      33,836
 1982      24,452     216,190       226,190      191,554      69,992      261,546       183,359       444,905      36,772
 1983      25,923     242,114       252,114      235,913      91,870      327,783       218,649       546,432      42,757
 1984      28,926     271,040       281,040      250,855      91,476      342,331       226,566       568,897      49,375
 1985      31,808     302,848       312,848      333,623     145,913      479,536       293,217       772,753      58,251
 1986      39,216     342,064       352,064      408,170     212,840      621,010       342,608       963,618      69,711
 1987      40,394     382,458       392,458      412,599     241,185      653,784       326,728       980,512      83,847
 1988      71,268     453,726       463,726      470,438     297,425      767,863       407,155     1,175,018      97,918
 1989      45,103     498,829       508,829      583,494     438,476    1,021,970       509,512     1,531,482      11,950
 1990      51,303     550,132       560,132      552,346     473,992    1,026,338       440,810     1,467,148     139,330
 1991      55,828     605,960       615,960      654,372     558,392    1,212,764       539,190     1,751,954     152,079
 1992      55,460     661,420       671,420      700,391     619,341    1,319,732       600,946     1,920,678     165,291
 1993      54,505     715,925       725,925      814,945     727,611    1,542,556       715,658     2,258,214     176,699
 1994      60,332     776,257       786,257      832,095     759,684    1,591,779       649,069     2,240,848     213,211
 1995      61,329     837,586       847,586    1,207,794     998,228    2,206,022       913,513     3,119,535     227,040
----------------------------------------------------------------------------------------------------------------------------

*From March 16, 1941.
Note-During 1990 all sales charges were eliminated. The above table reflects the change to a "No Load" status as if it were in effect for the entire period shown. The amounts shown as dividends for periods after October 31, 1988 include interest income from the investment of amounts deposited in the distributive fund.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES December 31, 1995
--------------------------------------------------------------------------------

Assets
Investments at market quotations,
  common stocks (identified cost $166,969,418) ...............................  $243,841,492
Cash .........................................................................    12,356,781
Subscriptions receivable .....................................................     1,534,150
Receivable for accrued dividends .............................................       506,763
                                                                                ------------
        Total assets .........................................................   258,239,186
                                                                                ------------

Liabilities
Distribution payable .........................................................     1,613,458
Payable for participations redeemed ..........................................        84,316
Accrued expenses .............................................................        74,320
                                                                                ------------
        Total liabilities ....................................................     1,772,094
                                                                                ------------

Net Assets
Balance applicable to 18,670,918 participations
  outstanding (Note 6) .......................................................  $256,467,092
                                                                                ============
Computation of public offering price:
  Net asset value,  offering and redemption  price per  participation
    (net assets divided by  participations  outstanding) .....................  $      13.74
                                                                                ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS December 31, 1995
--------------------------------------------------------------------------------

                                                    Number
                                                      of                            Market
                Securities                          Shares          Cost            Value
-----------------------------------------------    --------     ------------     ------------

Consumer Products: (16.7%)
American Brands, Inc. .........................     209,600     $  7,135,592     $  9,353,400
Eastman Kodak Co ..............................     209,600        8,974,342       14,043,200
Procter & Gamble Co. ..........................     209,600       10,448,288       17,396,800
                                                                ------------     ------------
                                                                  26,558,222       40,793,400
                                                                ------------     ------------
Oil International: (21.0%)
Chevron Corp. .................................     209,600        8,950,109       11,004,000
Exxon Corp. ...................................     209,600       11,198,410       16,794,200
Mobil Corp. ...................................     209,600       14,162,150       23,475,200
                                                                ------------     ------------
                                                                  34,310,669       51,273,400
                                                                ------------     ------------
Chemical & Fertilizers: (9.2%)
duPont (E.I.) de Nemours & Co., Inc. ..........     209,600        9,965,065       14,645,800
Union Carbide Corp. ...........................     209,600        3,884,239        7,860,000
                                                                ------------     ------------
                                                                  13,849,304       22,505,800
                                                                ------------     ------------
Electrical Equipment: (7.6%)
General Electric Co. ..........................     209,600       10,108,746       15,091,200
Westinghouse Electric Corp. ...................     209,600        4,401,590        3,458,400
                                                                ------------     ------------
                                                                  14,510,336       18,549,600
                                                                ------------     ------------
Retailing: (4.5%)
Sears, Roebuck & Co. ..........................     209,600        4,716,308        8,174,400
Woolworth Corp. ...............................     209,600        4,745,846        2,724,800
                                                                ------------     ------------
                                                                   9,462,154       10,899,200
                                                                ------------     ------------
Utilities: (8.8%)
Consolidated Edison Co. of N.Y., Inc. .........     209,600        5,692,580        6,707,200
Pacific Gas & Electric Co. ....................     209,600        5,329,846        5,947,400
Union Electric Company ........................     209,600        6,558,606        8,750,800
                                                                ------------     ------------
                                                                  17,581,032       21,405,400
                                                                ------------     ------------
Railroads: (8.8%)
Burlington Northern Santa Fe ..................      96,714        3,305,409        7,543,692
Union Pacific Corp. ...........................     209,600       10,246,808       13,833,600
                                                                ------------     ------------
                                                                  13,552,217       21,377,292
                                                                ------------     ------------
Energy: (5.4%)
Columbia Gas Systems, Inc.* ...................     209,600        6,788,975        9,196,200
USX Marathon Group ............................     209,600        4,460,045        4,087,200
                                                                ------------     ------------
                                                                  11,249,020       13,283,400
                                                                ------------     ------------
Misc. Industrial: (7.0%)
Allied Signal Corp. ...........................     209,600        6,988,301        9,956,000
Praxair, Inc. .................................     209,600        3,433,651        7,047,800
                                                                ------------     ------------
                                                                  10,421,952       17,003,800
                                                                ------------     ------------
Communications: (5.6%)
AT&T Corp. ....................................     209,600        9,213,340       13,571,600
                                                                ------------     ------------

Financial: (5.4%)
Travelers Group Inc. ..........................     209,600        6,261,172       13,178,600
                                                                ------------     ------------
        Total Investments (100%) ..............     209,600     $166,969,418     $243,841,492
                                                                ============     ============

*Non Income producing.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS Year Ended December 31, 1995
--------------------------------------------------------------------------------
Investment Income:
  Income:
    Dividends .......................................  $5,974,941
    Interest ........................................     234,501
                                                       ----------
        Total income ............................................    $ 6,209,442
  Expenses:
    Sponsor's administrative fee (Note 4) ...........     689,822
    Professional fees ...............................      52,907
    Trustee's fee (Note 4) ..........................      10,000
    Custody fees and other services (Note 4) ........     103,513
    Transfer agent fees .............................     138,644
    Printing, mailing and sundry ....................     112,527
    Registration and filing fees ....................      31,079
                                                       ----------
        Total expenses ..........................................      1,138,492
                                                                     -----------
          Net investment income .................................      5,070,950
                                                                     -----------
Realized and Unrealized Gain on Investments:
  Net realized gain from securities transactions ................      2,521,317
  Unrealized appreciation of investments
    for the period ..............................................     56,613,954
                                                                     -----------
         Net gain on investments ................................     59,135,271
                                                                     -----------
    Net increase in net assets from operations ..................    $64,206,221
                                                                     ===========




See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            Year Ended        Year Ended
                                                                            December 31,      December 31,
                                                                                1995              1994
                                                                              --------          --------
Income and Distributable Fund:
    Additions:
        Net investment income ..........................................   $  5,070,950       $  4,383,379
        Realized gains from sale of securities,
          other than sale of stock units ...............................        820,396         11,402,269
                                                                           ------------       ------------
                                                                              5,891,346         15,785,648
                                                                           ------------       ------------
    Deductions:
        Paid on account of participations redeemed .....................        212,668            219,442
        Semi-annual distributions (Note 3(a)
            Paid in cash ...............................................        939,656          2,810,148
            Reinvested, below ..........................................      4,685,472         12,699,124
                                                                           ------------       ------------
                                                                              5,837,796         15,728,714
                                                                           ------------       ------------
    Net change in income and distributable fund ........................         53,550             56,934
                                                                           ------------       ------------


Principal Account:
    Additions:
        Payments received on sale of participations ....................     74,367,391         40,209,522
        Semi-annual distributions reinvested, above ....................      4,685,472         12,699,124
        Realized gains on sale of stock units ..........................      1,700,921            978,321
        Unrealized appreciation (depreciation) of investments ..........     56,613,954        (18,331,342)
                                                                           ------------       ------------
                                                                            137,367,738         35,555,625
                                                                           ------------       ------------
    Deductions:
        Paid on account of participations redeemed .....................     35,780,396         24,442,332
        Semi-annual distributions of principal (Note 3(b)) .............      1,459,632          2,065,563
                                                                           ------------       ------------
                                                                             37,240,028         26,507,895
                                                                           ------------       ------------
    Net change in principal account ....................................    100,127,710          9,047,730
                                                                           ------------       ------------


Net assets at beginning of year:
    Income and distributable fund ......................................        378,864            321,930
    Principal account ..................................................    155,906,968        146,859,238
                                                                           ------------       ------------
                                                                            156,285,832        147,181,168
                                                                           ------------       ------------


Net assets at end of year:
    Income and distributable fund ......................................        432,414            378,864
    Principal account ..................................................    256,034,678        155,906,968
                                                                           ------------       ------------
                                                                           $256,467,092       $156,285,832
                                                                           ============       ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1. Nature of Business and Basis of Presentation

    Lexington Corporate Leaders Trust Fund (the "Trust") is an unincorporated Unit Investment Trust registered as such with the Securities and Exchange Commission. The Trust commenced operations in 1941 as a series of Corporate Leaders Trust Fund which was created under a Trust Indenture dated November 18, 1935.


Note 2. Significant Accounting Policies

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

    (a) Valuation of securities-Investments are stated at value based on the last sale price on the principal exchange on which the security is traded prior to the time the Trust's assets are valued. Investments for which no sale is reported, or which are traded over-the-counter, are valued at the mean between bid and asked prices. Short term securities with 60 days or less to maturity are valued at amortized cost.

    (b) Income taxes-No provision for Federal income taxes is made since the Trust, under applicable provisions of the Internal Revenue Code, is a Grantor Trust and all its income is taxable to the Holders of participations.

    (c) Other-Investment transactions are recorded on the trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.


Note 3. Distributions

    (a) During the year ended December 31, 1995, the distributions from net investment income were $.28395 per participation and, from realized gains, were $.03282 per participation.

    (b) The amount shown does not reflect the reinvestment of that portion from the sale of securities (other than stock units) representing the cost of the securities sold which is distributed and then reinvested in additional participations. In addition, any gain on the sale of stock units to provide funds for the redemption of participations is non-distributable and remains a part of the principal account. During the year ended December 31, 1995, the distributions from return of capital were $.52282 per participation.


Note 4. Trustee and Sponsor Fees

    State Street Bank and Trust Company (the "Trustee") receives an annual Trustee fee as well as fees for acting as custodian and for providing portfolio accounting and record keeping services which aggregated $113,513 for the year ended December 31, 1995. The Trust pays an administrative fee to Lexington Management Corporation (Sponsor) equal, on an annual basis, to 0.35% of the average daily net assets of the Trust.


Note 5. Investment Transactions

    During the year ended December 31, 1995, the cost of purchases and proceeds of sales of investment securities, other than short-term obligations, were $43,685,474 and $11,620,191, respectively.

    The cost of investment securities as well as realized security gains and losses are based on the identified cost basis. The cost of investments for Federal income taxes is the same as that reported in the Trust's financial statements.

    As of December 31, 1995, net unrealized appreciation of portfolio securities was $76,872,074, comprised of unrealized appreciation of $80,209,155 and unrealized depreciation of $3,337,081.


Note 6. Source of Net Assets

    As of December 31, 1995, the Trust's net assets were comprised of the following amounts:

Net amounts paid in and reinvested by Holders net of terminations and return of capital payments .................................. $142,387,003
Cumulative amount of non-distributable realized gains retained
  in Principal Account ............................................   36,775,601
Unrealized appreciation in value of securities ....................   76,872,074
                                                                    ------------
    Principal account .............................................  256,034,678
    Income and distributable fund .................................      432,414
                                                                    ------------
        Total net assets .......................................... $256,467,092
                                                                    ============

--------------------------------------------------------------------------------

Note 7. Participations Issued and Redeemed
    During the periods indicated, participations were issued and redeemed as follows:

                                                             Number of Participations
                                                            Year Ended      Year Ended
                                                            December 31,    December 31,
                                                               1995            1994
                                                             ----------      ----------

Issued on payments from Holders ...........................   5,797,609       3,324,643
Issued on reinvestment of dividends and distributions .....     914,327       2,100,371
Redeemed ..................................................  (2,910,131)     (2,072,895)
                                                             ----------      ----------
    Net increase ..........................................   3,801,805       3,352,119
                                                             ==========      ==========




Note 8. Selected Financial Information

                                                               Years Ended December 31,
Selected Data Per Participation                 ---------------------------------------------------------
outstanding throughout the period:               1995       1994         1993         1992         1991
                                                 ----       ----         ----         ----         ----
Net asset value, beginning of year ...........  $10.51     $12.78       $11.62       $11.52        $10.53
                                                ------     ------       ------       ------        ------
Income from investment operations:
  Net investment income ......................    0.28       0.31         0.33         0.36          0.39
  Net realized and unrealized gain (loss)
    on investments ...........................    3.82       (.45)        1.71          .70          1.64
                                                ------     ------       ------       ------        ------
Total from investment operations .............    4.10       (.14)        2.04         1.06          2.03
                                                ------     ------       ------       ------        ------
Less distributions:
  Dividends from net investment income .......   (0.28)     (0.32)       (0.33)       (0.35)        (0.40)
  Distributions from net realized gains ......   (0.03)     (0.90)       (0.28)       (0.35)        (0.28)
  Distributions from income and realized
    gains included in terminations ...........   (0.02)     (0.01)         -          (0.01)          -
  Distributions from capital .................   (0.54)     (0.90)       (0.27)       (0.25)        (0.36)
                                                ------     ------       ------       ------        ------
    Total distributions ......................   (0.87)     (2.13)       (0.88)       (0.96)        (1.04)
                                                ------     ------       ------       ------        ------
Change in net asset value for the year .......    3.23      (2.27)        1.16         0.10          0.99
                                                ------     ------       ------       ------        ------
Net asset value, end of year .................  $13.74     $10.51       $12.78       $11.62        $11.52
                                                ======     ======       ======       ======        ======
Total Return .................................  39.21%     (0.77%)      17.57%        9.63%        19.41%

Ratios/Supplemental Data
Net Assets, end of year (000) ................$256,427   $156,286     $147,181     $105,712       $98,104
Ratios to average net asset of:
  Expenses ...................................   0.58%      0.62%        0.57%        0.60%         0.67%
  Net investment income ......................   2.57%      2.84%        2.78%        3.16%         3.46%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------
To the Participation Holders of
Lexington Corporate Leaders Trust Fund

    We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Lexington Corporate Leaders Trust Fund as of December 31, 1995 and the related statements of operations, changes in net assets and the selected financial information for the periods indicated in the accompanying financial statements. These financial statements and selected financial information are the responsibility of the management of the Trust. Our responsibility is to express an opinion on these financial statements and selected financial information based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with State Street Bank and Trust Company, Trustee. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and selected financial information referred to above present fairly, in all material respects, the financial position of Lexington Corporate Leaders Trust Fund as of December 31, 1995 and the results of its operations, the changes in its net assets and the selected financial information for the periods indicated, in conformity with generally accepted accounting principles.




New York, New York
January 12, 1996




--------------------------------------------------------------------------------
                                       10

(Left Column)

LEXINGTON
INVESTOR SERVICES
--------------------------------------------------------------------------------
As a Lexington shareholder, you should be aware of the many services available to you.
                                   ----------
No Load-The Lexington Funds are no load funds. That is, investments and redemptions are made without any sales charges, commissions or redemption fees.
                                   ----------
Free Telephone Exchange-Investments in the Lexington Funds may be exchanged for shares of a different Lexington Fund at any time.
                                   ----------
Check Writing Privileges-Lexington Money Market Trust and Lexington Tax Free Money Fund permit investors immediate access to their funds with check writing for withdrawals from their account.
                                   ----------
Tax Sheltered Plans-IRA, Keogh, Pension, and Profit Sharing Prototype Plans are available to qualified individuals. These plans offer investment flexibility through the Share Exchange Service, simplified record keeping, convenience and investment supervision.
                                   ----------
Custodial Accounts for Minors-Investments may be made on behalf of minors under the Uniform Gifts to Minors Act currently in effect in all states.
                                   ----------
Systematic Withdrawal Plan-An investor may elect to receive a fixed amount from his or her account each month or quarter, subject to certain minimums.
                                   ----------
Complete Record Keeping-A statement is provided for every transaction in addition to a year-end statement with tax information.

For more complete information about any of the Lexington Funds and a prospectus which includes management fee and expenses call the distributor toll-free at 1-800-526-0056. Read the prospectus carefully before you invest or send money.

                                       11

(Right Column)

The Lexington Group of
No Load Investment Companies

Lexington Worldwide Emerging Markets Fund, Inc.-Seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.

Lexington Global Fund, Inc.-Seeks long-term growth of capital primarily through investment in common stocks of companies domiciled in foreign countries and the United States.

Lexington International Fund, Inc.-Seeks long-term growth of capital through investment in companies domiciled in foreign countries.

Lexington Crosby Small Cap Asia Growth Fund, Inc.-Seeks long-term capital appreciation through investment in companies domiciled in the Asia Region with a market capitalization of less than $1 billion.

Lexington  Ramirez  Global  Income  Fund-Seeks  high  current  income.   Capital
appreciation is a secondary objective. The Fund invests in a combination of foreign and domestic high-yield, lower rated debt securities.

Lexington Goldfund, Inc.-Seeks capital appreciation through investment in gold bullion and shares of gold mining companies.

Lexington Growth and Income Fund, Inc.-Seeks capital appreciation over the long-term through investments in the stocks of large, ably managed and well financed companies.

Lexington Corporate Leaders Trust Fund-Seeks capital growth and reasonable income through investment in an equal number of shares of an established list of American blue chip corporations.

Lexington SmallCap Value Fund, Inc.-Seeks long-term capital appreciation through investment in common stocks of companies domiciled in the United States with a market capitalization of less than $1 billion.

Lexington Convertible Securities Fund-Seeks total return by providing capital appreciation, current income and conservation of capital through investments in a diversified portfolio of securities convertible into shares of common stock.

Lexington GNMA Income Fund, Inc.-Seeks to achieve a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA ("Ginnie Mae") certificates that are guaranteed as to the timely payment of principal and interest by the United States Government.

Lexington Money Market Trust-Seeks a high level of current income consistent with preservation of capital and liquidity through investments in interest bearing short-term money market instruments.

Lexington  Tax Free Money Fund,  Inc.-Seeks  current  income exempt from Federal
income  taxes  while   maintaining   stability  of   principal,   liquidity  and
preservation of capital.

(Left Column)

Trustee
--------------------------------------------------------------------------------
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Auditors
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York 10017
--------------------------------------------------------------------------------

Sponsor
--------------------------------------------------------------------------------
Lexington Management Corporation
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

Transfer Agent
--------------------------------------------------------------------------------
State Street Bank and Trust Company
c/o National Financial Data Services
City Center Square
P.O. Box 419648
Kansas City, Missouri 64141-6648


         -----------------------------------------
          All shareholder requests for services of any kind should be sent to:

          Transfer Agent
         -----------------------------------------
          STATE STREET BANK AND
          TRUST COMPANY
          c/o National Financial Data Services
          1004 Baltimore
          Kansas City, Missouri 64105

          Or call toll free:
          Service and Sales: 1-800-526-0056
          24 Hour Account Information:
          1-800-526-0052
         -----------------------------------------

--------------------------------------------------------------------------------
(800) 526-0052

                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield * Account Balances * Exchanges *
                   Last Transaction Activity * Total Return *
                              Duplicate Statements
--------------------------------------------------------------------------------
  This  report has been  prepared  for the  information  of the  Participation
  Holders of Lexington Corporate Leaders Trust Fund and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.


(Right Column)

                             ----------------------
                                    LEXINGTON
                             ----------------------


                             ----------------------
                                    LEXINGTON
                                    CORPORATE
                                     LEADERS
                                      TRUST
                                      FUND

                                  (filled box)

                                  ANNUAL REPORT
                                DECEMBER 31, 1995


                               The Lexington Group
                                       of
                              Investment Companies
                             ----------------------